Loan operations - Loan operations by concentration (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	R$ 177,681,987	R$ 127,745,263
Loans operations
Disclosure of financial assets [line items]
Financial assets	22,260,538	12,844,037
Loans operations | Largest debtor | Credit risk
Disclosure of financial assets [line items]
Financial assets	814,284	227,229
Loans operations | 10 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	2,458,714	1,162,802
Loans operations | 20 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	3,241,494	1,721,591
Loans operations | 50 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	4,484,877	2,793,814
Loans operations | 100 largest debtors | Credit risk
Disclosure of financial assets [line items]
Financial assets	R$ 5,615,708	R$ 3,899,644